UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23080

The Community Development Fund
(Exact name of registrant as specified in charter)

6255 Chapman Field Drive
Miami, Florida 33156
 (Address of principal executive offices) (Zip code)

Kenneth H. Thomas. Ph.D.
Community Development Fund Advisors, LLC
6255 Chapman Field Drive
Miami, Florida 33156
(Name and address of agent for service)

Copy To:
John J. O’Brien, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-844-445-4405

Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

Item 1.	Schedule of Investments

The Community Development Fund	September 30, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS

Description	Face Amount/ Shares	Market Value
MORTGAGE-BACKED SECURITIES — 95.5%
Agency Mortgage-Backed Obligations — 95.5%
FHLMC
3.000%, 07/01/46	$2,073,369	$2,160,131
FNMA
3.540%, 11/01/21	415,265	450,069
3.440%, 06/01/26	1,100,000	1,214,362
3.000%, 06/01/46 to 07/01/46	6,807,991	7,089,263
FNMA TBA
3.000%, 10/15/42	8,059,153	8,376,167
GNMA
3.500%, 06/20/46 to 07/20/46	3,484,896	3,705,717
3.000%, 06/20/46 to 08/20/46	3,137,912	3,290,767
		26,286,476
Total Mortgage-Backed Securities
(Cost $26,221,879)		26,286,476

CASH EQUIVALENT — 34.9%
Fidelity Institutional Government
Portfolio, Class I, 0.240%(A)	9,613,293	9,613,293

Total Cash Equivalent
(Cost $9,613,293)		9,613,293
Total Investments — 130.4%
(Cost $35,835,172) †		$35,899,769

Percentages are based on Net Assets of $27,520,153.
†	At September 30, 2016, the tax basis cost of the Fund’s investments was $35,835,172, and the unrealized appreciation and depreciation were $85,782 and $(21,185), respectively.
(A)	The rate reported is the 7-day effective yield as of September 30, 2016.

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
TBA — To Be Announced

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at September 30, 2016.

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$-	$26,286,476	$-	$26,286,476
Short-Term Investment	9,613,293	-	-	9,613,293
Total Investments in Securities	$9,613,293	$26,286,476	$-	$35,899,769

For the period ended September 30, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Community Development Fund

By (Signature and Title)	/s/ Kenneth H. Thomas
Kenneth H. Thomas, Ph.D., President

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kenneth H. Thomas
Kenneth H. Thomas, Ph.D., President

Date: November 28, 2016

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer & CFO

Date: November 28, 2016